Condensed Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 409	$ 27
Prepaid expenses and other current assets, net	741	458
Short-term investments	5,297
Amount due from a subsidiary	1,753	543
Total current assets	8,200	1,029
Non-current assets:
Interests in subsidiaries	354,771	4,688
Investment in associates	7,504
Long-term investments, net	494	368
Property and equipment, net	101	141
Operating lease right-of-use assets, net	184	453
Refundable deposits		289
Prepaid expenses, net	604	352
Total non-current assets	363,658	6,291
TOTAL ASSETS	371,858	7,320
Current liabilities:
Other borrowings		420
Accruals and other current liabilities	115	494
Operating lease liabilities - current	161	442
Amount due to subsidiaries	76	32
Total current liabilities	403	1,970
TOTAL LIABILITIES	403	1,970
Shareholders’ equity
Additional paid-in capital	387,997	19,122
Accumulated losses	(16,552)	(13,774)
Accumulated other comprehensive loss	(9)
Total shareholders’ equity	371,455	5,350
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	371,858	7,320
Related Party [Member]
Current liabilities:
Amount due to a related party	1
Director [Member]
Current assets:
Amount due from a director		1
Current liabilities:
Amount due to a director	50	582
Class A Ordinary shares [Member]
Shareholders’ equity
Ordinary shares, value issued	16	1
Class B Ordinary shares [Member]
Shareholders’ equity
Ordinary shares, value issued	$ 3	$ 1